Payments, Details - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 12,007,018.51	Royalties	UNITED STATES	snj:US-WY	Federal Government – Office of Natural Resources Revenue, U.S. Department of the Interior in the United States of America	Trona Ore Mining Wyoming	Trona Ore [Member]	Soda and Sulfur Services Segment [Member]	Underground Mining